Lease - Schedule of Non-Cancellable Lease Arrangements (Details)	6 Months Ended
Jun. 30, 2025
Office premise at 33/F of Sunshine Plaza, Hong Kong [Member]
Schedule of Non-Cancellable Lease Arrangements [Line Items]
Description of lease	1-year fixed term lease from January 1, 2023 to December 31, 2023 1-year fixed term lease from January 1, 2024 to December 31, 2024 1-year fixed term lease from January 1, 2025 to December 31, 2025
Warehouse at Unit 1209 of Riley House, Hong Kong [Member]
Schedule of Non-Cancellable Lease Arrangements [Line Items]
Description of lease	1-year fixed term lease from January 1, 2023 to December 31, 2023